EQUITY (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 03, 2024
Disclosure of classes of share capital [line items]
Number of treasury shares purchased (in shares)		1,000,000
Purchase of treasury shares		SFr 0.1
Number of shares repurchased for share-based payment arrangement (in shares)		99,186
Capital contributions (distributions)		SFr 1,177.7	SFr (64.2)	SFr 920.6
UPC Holding 3.875% Senior Notes
Disclosure of classes of share capital [line items]
Interest rate				3.875%
UPC Holding 5.5% Senior Notes
Disclosure of classes of share capital [line items]
Interest rate				5.50%
Other Reserves
Disclosure of classes of share capital [line items]
Other reserves, increase (decrease) through change in service agreement			(50.9)
Other reserves, increase (decrease) through income tax effects allocated directly to equity			SFr 6.1
Other Reserves | Liberty Global Europe Holding BV
Disclosure of classes of share capital [line items]
Capital contributions (distributions)		1,106.2		SFr 955.8
Other reserves, increase (decrease) through income tax effects allocated directly to equity		SFr 25.1
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	69,759,702	69,759,702
Par value per share (in CHF per share)	SFr 0.10	SFr 0.10
Number of shares issued (in shares)	68,858,888	68,858,888	194
Number of shares outstanding (in shares)	68,858,888	68,858,888	194		69,759,702
Number of treasury shares purchased (in shares)	1,000,000
Number of shares repurchased for share-based payment arrangement (in shares)	99,186
Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	25,977,316	25,977,316
Par value per share (in CHF per share)	SFr 0.01	SFr 0.01
Number of shares outstanding (in shares)	25,977,316	25,977,316			25,977,316
Number of treasury shares purchased (in shares)	0
Number of shares repurchased for share-based payment arrangement (in shares)	0